Borrowings and Derivative Liabilities - Schedule of Borrowings and Derivative Liabilities (Details) - USD ($) $ in Thousands	Sep. 28, 2025	Dec. 29, 2024	Dec. 31, 2023
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable	$ 204,277	$ 147,331	$ 28,657
Total notes payable and convertible notes, net			61,937
Less current portion	(21,500)	(1,500)	(61,937)
Notes payable and convertible notes, net of current portion	182,777	145,831
July 2024 Notes [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable		17,965
July 2024 Notes derivative liability [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable		13,563
July 2024 Notes – related parties [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable	8,155	24,632
July 2024 derivative liability – related parties [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable	13,940	21,127
September 2024 Notes [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable		5,636
September 2024 Notes derivative liability [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable	53,301	55,474
September 2024 Notes – related party [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable	1,714	476
September 2024 Notes – derivative liability – related party [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable	$ 5,922	6,958
2018 Bridge Notes [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable			11,031
Revolver Loan [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable		1,500	5,168
Secured Credit Facility [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable			12,158
Polar Settlement Agreement [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable			300
Debt in CS Solis [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Debt in CS Solis			$ 33,280